27. REVENUE (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Taxes on revenues	R$ 8,798
Charges to the consumer	2,924
Deductions from revenue	11,722
Restated [member]
Disclosure of revenue [line items]
Taxes on revenues		R$ 9,297	R$ 8,767
Charges to the consumer		3,054	3,547
Deductions from revenue		12,351	12,314
Research and Development (R&D) [member]
Disclosure of revenue [line items]
Charges to the consumer	43
Research and Development (R&D) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		41	38
National Scientific and Technological Development Fund (FNDCT) [member]
Disclosure of revenue [line items]
Charges to the consumer	43
National Scientific and Technological Development Fund (FNDCT) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		41	38
Customer charges - Proinfa alternative sources program [member]
Disclosure of revenue [line items]
Charges to the consumer	39
Customer charges - Proinfa alternative sources program [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		52	40
Other Taxes [member]
Disclosure of revenue [line items]
Taxes on revenues	5
Other Taxes [member] | Restated [member]
Disclosure of revenue [line items]
Taxes on revenues		7	8
Pis and pasep tax [member]
Disclosure of revenue [line items]
Taxes on revenues	481
Pis and pasep tax [member] | Restated [member]
Disclosure of revenue [line items]
Taxes on revenues		524	553
ICMS [member]
Disclosure of revenue [line items]
Taxes on revenues	6,098
ICMS [member] | Restated [member]
Disclosure of revenue [line items]
Taxes on revenues		6,358	5,657
Cofins [member]
Disclosure of revenue [line items]
Taxes on revenues	2,214
Cofins [member] | Restated [member]
Disclosure of revenue [line items]
Taxes on revenues		2,408	2,549
Energy services inspection fee [member]
Disclosure of revenue [line items]
Charges to the consumer	35
Energy services inspection fee [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		30	26
Customer charges - the 'Flag Tariff' system [member]
Disclosure of revenue [line items]
Charges to the consumer	149
Customer charges - the 'Flag Tariff' system [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		294	655
Royalties for use of water resources [member]
Disclosure of revenue [line items]
Charges to the consumer	62
Royalties for use of water resources [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		43	45
Energy System Expansion Research (EPE of MME) [member]
Disclosure of revenue [line items]
Charges to the consumer	21
Energy System Expansion Research (EPE of MME) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		20	19
Energy Development Account (CDE) [member]
Disclosure of revenue [line items]
Charges to the consumer	2,443
Energy Development Account (CDE) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		2,448	2,603
Energy Efficiency Program (PEE) [member]
Disclosure of revenue [line items]
Charges to the consumer	73
Energy Efficiency Program (PEE) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		69	64
Global Reversion Reserve (RGR) [member]
Disclosure of revenue [line items]
Charges to the consumer	R$ 16
Global Reversion Reserve (RGR) [member] | Restated [member]
Disclosure of revenue [line items]
Charges to the consumer		R$ 16	R$ 19